Stock-Based Compensation Plans (Schedule of Comparative Date for Performance Stock Units) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per-share fair value	$ 126.53	$ 121.75	$ 88.48
Volatility	21.10%	22.20%	22.60%
Risk-free interest rate	1.09%	1.57%	1.59%
Service period (years)	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days
Performance Based TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	9,541	10,761	10,340
Per-share fair value	$ 150.74	$ 142.55	$ 112.60
Volatility	26.70%	25.20%	30.80%
Risk-free interest rate	0.89%	0.93%	0.33%
Performance Based EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	9,541	10,761	14,061
Per-share fair value	$ 126.37	$ 113.14	$ 82.80